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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number   811-21308


                           The China-U.S. Growth Fund
               (Exact name of registrant as specified in charter)


                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)


                              Mr. Frederick A. Blum


                           Fred Alger Management, Inc.


                                111 Fifth Avenue


                            New York, New York 10003
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800


Date of fiscal year end: October 31


Date of reporting period: April 30, 2005

ITEM 1.  REPORT(S) TO STOCKHOLDERS.


                           THE CHINA-U.S. GROWTH FUND








                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2005
                                   (UNAUDITED)


                                  [ALGER LOGO]

Dear Shareholders,                                                  May 31, 2005

     The more things change, the more they remain the same, or so it seemed for the six months ended April 30, 2005. The U.S. markets rallied strongly at the end of 2004 after the U.S. presidential election was decided, but they retreated in the first weeks of 2005 as investors confronted uncertainties about the direction of the economy, the pace of interest rate hikes, elections in Iraq, and rising energy costs. Through the winter and into spring, the markets traded in a narrow range and drifted down. While the broader economic data were positive and corporate earnings were stronger in the first quarter of 2005 than many had anticipated, general investor skepticism weighed on the markets.

     During the six-month reporting period, the S&P 500 was up 3.28%, the Dow was up 2.78% and the NASDAQ was down 2.38%.

     Corporate earnings continued to beat Wall Street's expectations. Energy companies thrived, as did innovative companies across sectors, especially those that were able to increase productivity and tap into growing global markets. The S&P 500's earnings grew by 13.6% in the first quarter of 2005, handily beating analysts' January estimates of approximately 8%.

     During this period, Asian equity markets fared better. The Hang Seng Index for the six months ended April 30, 2005 was up 7.85%, while the Hang Seng China Enterprise Index of mainland Chinese companies whose shares trade in Hong Kong was up 4.62%. The Chinese economy continued to expand at an annual rate in excess of 9%, and many Chinese companies saw improved earnings and stronger balance sheets. Toward the end of the period, some Chinese companies, especially in the industrial sector, pulled back based on concerns that rising energy and raw material costs would erode earnings. Nonetheless, overall, valuations remain quite attractive relative to other global markets, and companies operating in China have been able to generate exceptionally strong growth in revenues and sales.

     We continue to believe that the strength of the U.S. economy and the potential of the markets are being underestimated by both investors and commentators. Both the U.S. and the global economy have been expanding at more than a 4% annual rate, and many companies are generating double-digit earnings growth. Growth stocks in particular are trading at very modest multiples relative to the projected growth rates, and if past patterns hold, we believe it is only a matter of time before such stocks begin to outperform.

     We want you to know that we value the trust you have placed in Alger. We will continue to look for dynamic, forward-looking companies that are creating the businesses and marketplaces of tomorrow, bringing growth opportunities to our investors.

     Respectfully submitted,



     /s/ Daniel C. Chung

     Daniel C. Chung
     Chief Investment Officer

THE CHINA-U.S. GROWTH FUND
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

      As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2004 and ending April 30, 2005.

ACTUAL EXPENSES

     The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               EXPENSES PAID
                         BEGINNING           ENDING          DURING THE PERIOD
                       ACCOUNT VALUE      ACCOUNT VALUE     NOVEMBER 1, 2004 TO
                     NOVEMBER 1, 2004     APRIL 30, 2005     APRIL 30, 2005(b)
                     ----------------   -----------------   --------------------
Actual ............      $1,000.00          $1,054.30             $11.87
Hypothetical(a) ...       1,000.00           1,013.24              11.63

----------

(a)  5% annual return before expenses.

(b) Expenses are equal to the Fund's annualized expense ratio of 2.33%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005

  SHARES     COMMON STOCKS--92.4%                                       VALUE
 ---------                                                             --------
             UNITED STATES--44.5%
             AEROSPACE & DEFENSE--2.1%
     6,200   United Technologies Corporation ...................... $   630,664
                                                                    -----------
             BIOTECHNOLOGY--1.7%
     8,905   Amgen Inc.* ..........................................     518,360
                                                                    -----------
             CHEMICALS--3.3%
    10,200   Dow Chemical Company (The) ...........................     468,486
     4,900   Eastman Chemical Company .............................     264,600
     6,000   Rohm and Haas Company ................................     261,960
                                                                    -----------
                                                                        995,046
                                                                    -----------
             COMMUNICATION EQUIPMENT--1.1%
    21,200   Motorola, Inc. .......................................     325,208
                                                                    -----------
             COMPUTERS & PERIPHERALS--4.5%
    18,400   Applied Films Corporation* ...........................     439,944
    29,700   Memc Electronic Materials, Inc.* .....................     348,381
     8,400   SanDisk Corporation* .................................     199,080
    38,200   Silicon Image, Inc.* .................................     384,674
                                                                    -----------
                                                                      1,372,079
                                                                    -----------
             ENERGY EQUIPMENT & SERVICES--2.7%
     6,100   Lone Star Technologies, Inc.* ........................     237,534
     6,400   National-Oilwell Varco Inc.* .........................     254,336
     4,700   Schlumberger Limited .................................     321,527
                                                                    -----------
                                                                        813,397
                                                                    -----------
             FOOD & BEVERAGES--2.6%
    16,550   Yum! Brands, Inc. ....................................     777,188
                                                                    -----------
             FOOD PRODUCTS--.8%
    14,300   Archer-Daniels-Midland Company .......................     257,257
                                                                    -----------
             FREIGHT & LOGISTICS--1.4%
     4,800   FedEx Corp. ..........................................     407,760
                                                                    -----------
             HOTELS, RESTAURANTS & LEISURE--1.0%
     5,400   Kerzner International Limited* .......................     297,486
                                                                    -----------
             INTERNET & CATALOG RETAIL--1.9%
    17,700   eBay Inc.* ...........................................     561,621
                                                                    -----------
             INTERNET SOFTWARE & SERVICES--2.2%
    13,700   Netease.com Inc. ADR*# ...............................     676,643
                                                                    -----------
             MACHINERY--2.7%
     6,600   Caterpillar Inc. .....................................     581,130
     7,250   Joy Global Inc. ......................................     245,558
                                                                    -----------
                                                                        826,688
                                                                    -----------
             MEDICAL TECHNOLOGY--.9%
     9,800   Syneron Medical Ltd.* ................................     284,200
                                                                    -----------
             METALS & MINING--5.1%
     9,800   Cameco Corporation ...................................     381,024
    18,900   Companhia Vale do Rio Doce (CVRD) ADR*# ..............     509,355
     5,100   Phelps Dodge Corporation .............................     437,835
     9,300   Schnitzer Steel Industries, Inc. Cl. A ...............     229,059
                                                                    -----------
                                                                      1,557,273
                                                                    -----------

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

  SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
 ---------                                                            --------
             OIL & GAS--1.2%
     7,200   Canadian Natural Resources Ltd. ...................... $   356,688
                                                                    -----------
             PERSONAL PRODUCTS--1.6%
    12,600   Avon Products, Inc. ..................................     505,008
                                                                    -----------
             RETAIL--1.1%
     8,700   Estee Lauder Companies Inc. Cl. A ....................     334,167
                                                                    -----------
             SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT--1.2%
    23,800   ATI Technologies Inc.* ...............................     352,240
                                                                    -----------
             SOFTWARE--1.7%
     9,400   Electronic Arts Inc.* ................................     501,866
                                                                    -----------
             TEXTILES, APPAREL & LUXURY GOODS--3.2%
    16,700   Fossil, Inc.* ........................................     388,441
     7,500   NIKE, Inc. Cl. B .....................................     576,075
                                                                    -----------
                                                                        964,516
                                                                    -----------

             WIRELESS TELECOMMUNICATION SERVICES--.5%
     5,910   China Netcom Group Corporation (Hong Kong)
               Limited ADR*# ......................................     158,093
                                                                    -----------
             Total United States (Cost $13,721,261) ...............  13,473,448
                                                                    -----------
             CHINA--29.7%
             ADVERTISING--2.2%
 3,114,000   HC International, Inc. ...............................     679,147
                                                                    -----------
             AUTO COMPONENTS--.9%
    27,243   China Yuchai International Limited* ..................     284,144
                                                                    -----------
             COMMUNICATION EQUIPMENT--1.9%
   201,400   ZTE Corporation Cl. H ................................     577,475
                                                                    -----------
             DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
   854,000   China Telecom Corporation Limited Cl. H ..............     287,596
                                                                    -----------
             ELECTRICAL EQUIPMENT--.6%
 1,962,000   IRICO Group Electronics Company Cl. H* ...............     171,161
                                                                    -----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
   494,000   Dongfang Electrical Machinery Company Limited Cl. H ..     465,812
                                                                    -----------
             HOTELS AND OTHER LODGING PLACES--4.2%
    29,111   Ctrip.com International Ltd.* ........................   1,277,391
                                                                    -----------
             INDUSTRIAL CONGLOMERATES--2.3%
   492,000   China Resources Enterprise Limited ...................     691,155
                                                                    -----------
             INTERNET SOFTWARE & SERVICES--1.8%
   793,000   Tencent Holdings Limited .............................     549,368
                                                                    -----------
             MACHINERY--3.4%
   261,900   Hangzhou Steam Turbine Co., Ltd. .....................     412,937
   187,700   Shanghai Zhenhua Port Machinery Co. Ltd. .............     217,732
   110,000   Weichai Power Co., Ltd. ..............................     381,024
                                                                    -----------
                                                                      1,011,693
                                                                    -----------
             METALS & MINING--1.8%
   466,000   Inner Mongolia Yitai Coal Co., Ltd. ..................     550,812
                                                                     -----------

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

  SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
 ---------                                                             --------
             OIL & GAS--.6%
   492,000   China Petroleum & Chemical Corp. (Sinopec) ........... $   192,513
                                                                    -----------
             PHARMACEUTICALS--1.1%
   591,034   Livzon Pharmaceutical Group Inc. Cl B ................     339,693
                                                                    -----------
             REAL ESTATE--.7%
 1,040,000   China Overseas Land Investment Limited ...............     214,810
                                                                    -----------
             ROAD & RAIL--1.1%
   922,000   Guangshen Railway Company Limited ....................     316,411
                                                                    -----------
             TRANSPORTATION--1.0%
   848,000   Shenzhen Expressway Company Limited ..................     310,054
                                                                    -----------
             WIRELESS TELECOMMUNICATION SERVICES--3.5%
   220,500   China Mobile (Hong Kong) Limited .....................     763,780
   372,000   China Unicom Limited .................................     300,663
                                                                    -----------
                                                                      1,064,443
                                                                    -----------
             Total China (Cost $8,861,427) ........................   8,983,678
                                                                    -----------
             HONG KONG--16.7%
             BIOTECHNOLOGY--.4%
   368,000   Sino Biopharmaceutical Limited .......................     129,831
                                                                    -----------
             BUILDING PRODUCTS--.5%
 1,145,000   Paul Y. Engineering Group Limited ....................     146,893
                                                                    -----------
             COMPUTERS & PERIPHERALS--.7%
   354,000   TPV Technology .......................................     221,398
                                                                    -----------
             DIVERSIFIED FINANCIAL SERVICES--.9%
 2,748,000   ITC Corporation Limited ..............................     278,510
                                                                    -----------
             DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
 6,028,000   ZZNode Holdings Co., Ltd. ............................     425,336
                                                                    -----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
   390,000   Varitronix International Limited .....................     350,234
                                                                    -----------
             HOUSEHOLD DURABLES--.3%
   742,000   Skyworth Digital Holdings Limited ....................      97,096
                                                                    -----------
             REAL ESTATE--5.2%
    60,000   Cheung Kong (Holdings) Limited .......................     565,763
   163,000   Hongkong Land Holdings Limited .......................     471,070
   251,216   Hysan Development Company Limited ....................     520,494
                                                                    -----------
                                                                      1,557,327
                                                                    -----------
             RETAIL--1.2%
   232,500   Lifestyle International Holdings Limited .............     363,897
                                                                    -----------
             SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT--1.5%
 1,422,000   Nam Tai Electronic & Electrical Products Limited .....     446,953
                                                                    -----------
             SPECIALTY RETAIL--1.4%
   622,000   Giordano International Limited .......................     430,904
                                                                    -----------
             TEXTILES & APPAREL--2.0%
   682,000   Symphony Holdings Limited ............................     144,366
 3,154,000   Texhong Textile Group Limited* .......................     461,278
                                                                    -----------
                                                                        605,644
                                                                    -----------
             Total Hong Kong (Cost $5,194,822) ....................   5,054,023
                                                                    -----------

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

  SHARES     COMMON STOCKS (CONTINUED)                                   VALUE
 ---------                                                             --------
             SINGAPORE--1.5%
             COMMERCIAL SERVICES & SUPPLIES
  1,049,000  Raffles Education Corp Ltd ........................... $   445,962
                                                                    -----------
             Total Singapore (Cost $435,751) ......................     445,962
                                                                    -----------
             Total Common Stocks
               (Cost $28,213,261) .................................  27,957,111
                                                                    -----------
 PRINCIPAL
  AMOUNT
 ---------
             SHORT-TERM INVESTMENTS--8.7%
             U.S.  AGENCY  OBLIGATIONS
 $2,643,000  Federal  Home Loan  Banks, 2.61%, 5/2/05
                (Cost $2,642,617) .................................   2,642,617
                                                                    -----------
Total Investments
  (Cost $30,855,878) (a) ................................. 101.1%    30,599,728
Liabilities in Excess of Other Assets ....................  (1.1)      (321,668)
                                                           ------   ------------
Net Assets ............................................... 100.0%   $30,278,060
                                                           ======   ============
----------

*    Non-income producing security.

#    American Depositary Receipts.

(a) At April 30, 2005, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $30,855,878 amounted to $256,150 which consisted of aggregate gross unrealized depreciation of $1,417,081and aggregate gross unrealized appreciation of $1,160,931.

PORTFOLIO SUMMARY+ (UNAUDITED)
--------------------------------------------------------------------------------
                              Value (%)                                Value (%)
--------------------------------------   ---------------------------------------
United States                   44.5%    Singapore                        1.5%
China                           29.7     Cash and Net Other Assets        7.6
Hong Kong                       16.7                                   -------
                                                                        100.0%

+ Based on net assets.
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2005

ASSETS:
  Investments in securities, at value (cost $30,855,878,
    see accompanying schedule of investments ...........            $30,599,728
  Cash .................................................                    886
  Foreign currency, at value (cost $4,614) .............                  4,842
  Receivable for investment securities sold ............                817,776
  Receivable for shares of beneficial interest sold ....                970,847
  Dividends receivable .................................                 77,656
  Receivable from Investment Manager--Note 3(a) ........                  35,095
  Prepaid expenses .....................................                 13,809
                                                                    -----------
      Total Assets                                                   32,520,639
LIABILITIES:
  Payable for investment securities purchased .......... $1,160,077
  Payable for shares of beneficial interest redeemed ...    985,575
  Investment advisory fees payable .....................     36,536
  Shareholder servicing fees payable ...................      5,614
  Transfer agent fees ..................................      4,521
  Trustees' fees payable ...............................      4,555
  Accrued expenses .....................................     45,701
                                                         ----------
      Total Liabilities ................................              2,242,579
                                                                    -----------
NET ASSETS .............................................            $30,278,060
                                                                    ===========
NET ASSETS CONSIST OF:
   Paid-in capital .....................................            $28,069,522
   Undistributed net investment income
     (accumulated loss) ................................               (178,057)
   Undistributed net realized gain
     (accumulated loss) ................................              2,642,745
   Net unrealized appreciation (depreciation)
     of investments ....................................               (256,150)
                                                                    -----------
NET ASSETS .............................................            $30,278,060
                                                                    ===========
   Net Asset Value Per Share ...........................            $     11.65
                                                                    ===========
   Offering Price Per Share ............................            $     12.30

Shares of beneficial interest outstanding--Note 6 ......              2,598,535
                                                                    ===========

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
STATEMENT OF  OPERATIONS  (UNAUDITED)
For the six months ended April 30, 2005

INVESTMENT INCOME:

   Income:
     Dividends (net of foreign witholding
       taxes of $91) ...................................            $   140,038
     Interest ..........................................                 21,546
                                                                    -----------
       Total Income ....................................                161,584
                                                                    -----------
   Expenses:
     Investment advisory fees--Note 3(a) ...............  $ 218,642
     Custodian fees ....................................     59,883
     Shareholder servicing fees--Note 3(f) .............     36,440
     Trustees' fees ....................................     13,786
     Professional fees .................................     25,228
     Printing ..........................................     20,500
     Transfer agent fees--Note 3(b) ....................     10,863
     Registration fees .................................      8,512
     Miscellaneous .....................................     15,935
                                                          ---------
                                                            409,789
     Less expense reimbursement--Note 3(a) .............    (70,148)
                                                          ---------
       Total Expenses ..................................                339,641
                                                                    -----------
NET INVESTMENT LOSS ....................................               (178,057)
REALIZED AND UNREALIZED GAIN (LOSS)ON
   INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments .......................  2,834,493
Net realized loss on foreign currency transactions .....     (3,612)
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations .... (1,283,889)
                                                          ---------
       Net realized and unrealized gain on investments
         and foreign currency ..........................              1,546,992
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ..........................................             $1,368,935
                                                                    ===========


                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                       FOR THE SIX MONTHS        NOVEMBER 3, 2003(i)
                                                      ENDED APRIL 30, 2005               TO
                                                           (UNAUDITED)            OCTOBER 31, 2004
                                                      --------------------       ------------------
Net investment loss ............................           $   (178,057)           $   (153,711)
Net realized gain (loss) on investments
   and foreign currency transactions ...........              2,830,881                (114,742)
Net change in unrealized appreciation
   (depreciation) on investments
   and foreign currency translations ...........             (1,283,889)              1,027,739
                                                           ------------            ------------
    Net increase in net assets resulting
       from operations .........................              1,368,935                 759,286

Net increase from shares of beneficial interest
   transactions--Note 6 ........................              2,619,117              25,430,722
                                                           ------------            ------------
       Total increase in net assets ............              3,988,052              26,190,008
                                                           ------------            ------------
Net assets:
  Beginning of period ..........................             26,290,008                 100,000
                                                           ------------            ------------
  End of period ................................           $ 30,278,060            $ 26,290,008
                                                           ============            ============

----------
(i) Commencement of operations.


                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                       FOR THE SIX MONTHS       NOVEMBER 3, 2003 (i)
                                                      ENDED APRIL 30, 2005               TO
                                                        (UNAUDITED)(ii)         OCTOBER 31, 2004 (ii)
                                                      --------------------      -------------------
Net asset value, beginning of period ...........           $      11.05            $      10.00
Net investment loss (iii) ......................                  (0.07)                  (0.08)
Net realized and unrealized gain
   on investments ..............................                   0.67                    1.13
                                                           ------------            ------------
Total from investment operations ...............                   0.60                    1.05
                                                           ------------            ------------
Net assets value, end of period ................           $      11.65            $      11.05
                                                           ============            ============
Total return (iv) ..............................                   5.43%                  10.50%
                                                           ============            ============
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted) ...           $     30,278            $     26,290
                                                           ------------            ------------
   Ratio of expenses to average net assets .....                   2.33%                   2.44%
                                                           ============            ============
   Ratio of net investment income (loss)
     to average net assets .....................                  (1.22)%                 (0.81)%
                                                           ============            ============
   Decrease reflected in above ratios due
     to expense reimbursement--Note 3(a) .......                   0.48%                   0.43%
                                                           ============            ============
   Portfolio turnover rate .....................                 155.73%                 267.42%
                                                           ============            ============

---------

(i)     Commencement of operations.

(ii)    Ratios have been annualized; total return has not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv)    Does not reflect the effect of any sales charges.


                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--GENERAL:

The China-U.S. Growth Fund (the "Fund") is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund's investment objective is long-term capital appreciation. It seeks to achieve its objective by normally investing in equity securities which are publicly traded in the United States, China, Hong Kong and Taiwan markets. The Fund commenced operations on November 3, 2003 with the issuance of 10,000 shares at $10.00 per share to Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager. The Fund's single share class was re-designated as Class A shares effective January 24, 2005, and are generally subject to an initial sales charge. The Fund's fiscal year ends on October 31.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION--Investments of the Fund are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities listed on foreign exchanges are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price ("NOCP") on the day of valuation, or if there be no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in markets that close before the close of the NYSE. Normally, developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) will not be reflected in the Fund's net asset value. However, if it be determined that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Valuation Committee, under the direction of the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Occasionally, dividends are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends.

(c) FOREIGN CURRENCY TRANSLATIONS--The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of Operations.

(d) DIVIDENDS TO SHAREHOLDERS--Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

The characterization of distributions to shareholders for financial statement purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and foreign currency transactions. The reclassification had no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

(e)  FEDERAL  INCOME   TAXES--It  is  the  Fund's  policy  to  comply  with  the
requirements of the Internal Revenue Code applicable to regulated investment

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

companies and to distribute all of its investment company taxable income to its shareholders. Provided the Fund maintains such compliance, no federal income tax provision is required.

(f) INDEMNIFICATION--The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(g) OTHER--These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT ADVISORY FEES--The Fund pays Alger Management a monthly fee at an annual rate of 1.50% based on the value of the Fund's average daily net assets. JF International Management Inc. ("JFIM"), a registered investment adviser, acts as sub-adviser to the Fund under a written sub-advisory agreement with Alger Management. JFIM's fees and compensation are paid by Alger Management.

From December 23, 2003 to February 17, 2005, Alger Management established an expense cap for the Fund, whereby it reimbursed the Fund if annualized operating expenses (excluding interest, taxes, brokerage, and extraordinary expenses) exceed 2.40% of average daily net assets. Effective February 17, 2005, Alger Management reduced the expense cap to 2.20%. For the period ended April 30, 2005, Alger Management reimbursed the Fund $70,148. Alger Management has contractually agreed to extend the expense cap through February 28, 2006.

(b) TRANSFER AGENT FEES--Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, served as transfer agent for the Fund. During the six months ended April 30, 2005, the Fund incurred fees of $940 for services provided by Alger Services. Effective November 22, 2004, State Street Bank and Trust Company replaced Alger Services as the Fund's transfer agent. Transfer agent services are provided by State Street Bank and Trust Company's affiliate, Boston Financial Data Services, Inc. ("BFDS"). Effective February 28, 2005, the Fund has entered into a shareholder administrative services agreement with Alger Services to compensate Alger Services on a per account basis for its liaison and administrative oversight of BFDS and related services. During the six months ended April 30, 2005, the Fund incurred fees of $967 for these services provided by Alger Services.

(c) SALES CHARGES--Purchases of shares of the Fund may be subject to initial sales charges. For the six months ended April 30, 2005, the initial sales

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

charges retained by Fred Alger & Company (the "Distributor"), were approximately $2,471. Sales charges do not represent expenses of the Fund.

(d) BROKERAGE COMMISSIONS--During the period ended April 30, 2005, the Fund paid Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, $20,031 in connection with securities transactions.

(e) TRUSTEES' FEES--Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. The Fund pays each trustee who is not affiliated with Alger Management or its affiliates an annual fee of $8,000.

(f) SHAREHOLDER SERVICING FEES--The Fund has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides the Fund with ongoing servicing of shareholder accounts. As compensation for such services, the Fund pays Alger Inc. a monthly fee at an annual rate equal to .25% of the value of the Fund's average daily net assets.

(g) OTHER TRANSACTIONS WITH AFFILIATES--Certain directors and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.

NOTE 4--SECURITIES TRANSACTIONS:

During the six months ended April 30, 2005,  purchases  and sales of  investment
securities,   excluding  short-term   securities,   aggregated  $44,907,559  and
$42,745,689,  respectively.

Transactions in foreign securities may involve certain considerations and risks not typically associated with those of U.S. companies because of, among other factors, the level of governmental supervision and regulation of foreign security markets, and the possibility of political or economic instability.

NOTE 5--LINE OF CREDIT:

The Fund has a committed line of credit with a bank. All borrowings have variable interest rates and are payable on demand. The Fund may borrow under such line of credit exclusively for temporary or emergency purposes. For the six months ended April 30, 2005, the Fund had no borrowings.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value. Transactions of shares of beneficial interest were as follows:

                        FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                             APRIL 30, 2005              OCTOBER 31, 2004
                      ---------------------------    ---------------------------
                         SHARES         AMOUNT         SHARES        AMOUNT
                      -----------    ------------    -----------   ------------
Shares sold ........      411,258      $ 4,908,861    2,538,362     $27,197,643
Shares redeemed .....    (192,317)      (2,289,744)    (168,768)     (1,766,921)
                        ---------      -----------    ---------     -----------
Net increase ........     218,941      $ 2,619,117    2,369,594     $25,430,722
                        =========      ===========    =========     ===========

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The Fund may impose a 2.00% redemption fee on Fund shares redeemed (including shares redeemed by exchange) less than one year after such shares were acquired. The fees retained by the Fund are included as paid-in capital on the Statement of Assets and Liabilities. During the six months ended April 30, 2005 and the year ended October 31, 2004, redemption fees were $33,878 and $29,528, respectively.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS:

During the six months ended April 30, 2005 and the year ended October 31, 2004, no distributions were paid.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed  ordinary income .....................................         --
Undistributed  long-term gain ......................................         --
Unrealized  appreciation ...........................................   $839,600

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 8--REGULATORY MATTERS:

Alger Management has been responding to inquiries, document requests and/or subpoenas from regulatory authorities, including the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General, and the Attorney General of New Jersey, in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading."

Certain civil actions have developed out of the regulatory investigations. Several purported class actions and shareholder derivative suits have been filed against various parties, including, depending on the lawsuit, Alger Management, certain of the mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful market-timing and late-trading activities. These cases have been transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. On September 29, 2004, consolidated amended complaints involving these cases were filed in the Maryland federal district court under the caption number 1:04-MD-15863
(JFM).

On or about April 12, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of mutual fund investment advisers, distributors and others, including Alger Management and its parent Fred Alger & Company, Incorporated, the Alger Mutual Funds' Distributor, alleging violations of the West Virginia Consumer Credit and Protection Act and other wrongful conduct. Insofar as the factual allegations in the complaint relate to Alger Management and the

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Distributor, they ascribe improper conduct to these entities relating to "market timing" in one or more of the Alger Mutual Funds. The complaint seeks injunctive relief, civil monetary penalties, costs and attorney fees, and other relief.

Alger Management continues to cooperate with the SEC and state investigations, which have not, as of the present date, been resolved. Although Alger Management does not believe that the Alger Mutual Funds are themselves targets of these regulators' investigations as potential enforcement defendants, the actions of Alger Management and certain of its affiliates and their senior executives and Alger Mutual Fund senior personnel are of interest to the investigators. Although no regulatory enforcement action has yet been commenced against Alger Management, board members or personnel in connection with the matters being investigated (other than the actions resolved in the fall of 2003 against James
P. Connelly, Jr., former Vice Chairman of the Distributor), it is possible that the SEC and the states may pursue actions in the future. The potential timing of any such action or the relief or remedies that may be sought are not known at this time. Alger Management is not yet able to predict whether or on what terms matters might be resolved with the SEC or the states. The SEC and, in some cases, state government authorities have a variety of administrative and civil enforcement powers, including injunctive powers, authority to assess substantial fines and penalties and order restitution, authority to limit the activities of a person or company (including license and registration revocations, injunctive authority and prohibition from engaging in the investment or securities businesses) and other enforcement powers, that may be exercised administratively or by going into court.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory investigations or lawsuits were to result in a court injunction against Alger Management or the Distributor, both companies would, in the absence of exemptive relief granted by the SEC, be barred from serving as investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. There is no assurance that such exemptive relief would be granted if sought. In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions, loss of Alger Management personnel, diversion of time and attention of Alger Management personnel, diminishment of financial resources of Alger Management, or other consequences potentially adverse to the Fund. Alger Management cannot predict the potential effect of such actions upon Alger Management or the Fund. There can be no assurance that the effect, if any, would not be material.

THE CHINA-U.S. GROWTH FUND


111 Fifth Avenue
New York, NY 10003
(800) 254-3796
www.chinausgrowthfund.com


INVESTMENT MANAGER
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266


This report is submitted for the general information of the shareholders of The China-U.S. Growth Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.


PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 254-3796 or online on the Fund's website at http://www.chinausgrowthfund.com or on the EDGAR Database on the SEC's web site (http://www.sec.gov).


QUARTERLY FUND HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Fund's website at http://www.chinausgrowthfund.com or on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 254-3796.

[ALGER LOGO]




The China-U.S. Growth Fund
Boston Financial Data Services, Inc.
P.O. Box 8480 Boston, MA 02266

CSAR 43005 L2

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The China-U.S. Growth Fund


By:  /s/Dan C. Chung

       Dan C. Chung

       President


Date:  June 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/Dan C. Chung

     Dan C. Chung

     President



Date:  June 28, 2005



By: /s/Frederick A. Blum

      Frederick A. Blum

      Treasurer

Date:  June 28, 2005